UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01597
                                    ---------
                                 STEWARD FUNDS, INC.
                                 -------------------
                              (Exact name of registrant as specified in charter)
5847 SAN FELIPE SUITE 4100 HOUSTON, TX                                    77057
-------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)
         BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
         ---------------------------------------------------------------------
                                    (Name and address of agent for service)
Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 4/30/05
                         -------

Date of reporting period: 1/31/05
                          -------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (double section)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (section) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
      File the schedules as of the close of the reporting period as set forth in(double section) 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
COMMON STOCKS (99.6%)

AEROSPACE & DEFENSE (1.6%)

AAR Corp. (b)                                           870               10,136
Aeroflex, Inc. (b)                                    2,160               20,779
Alliant Techsystems, Inc. (b)                           590               39,282
Applied Signal Technology, Inc.                         340               10,020
Armor Holdings, Inc. (b)                                920               40,452
Boeing Co.                                            2,980              150,787
Cubic Corp.                                             660               15,048
Curtiss-Wright Corp.                                    540               27,643
DRS Technologies, Inc. (b)                              750               30,450
EDO Corp.                                               640               20,448
Engineered Support Systems, Inc.                        750               43,508
GenCorp., Inc.                                        1,550               28,799
General Dynamics Corp.                                  700               72,275
Goodrich Corp.                                          340               11,662
Kaman Corp.                                             570                6,755
L-3 Communications Holdings, Inc.                       420               29,992
Lockheed Martin Corp.                                 1,560               90,183
Moog, Inc. (b)                                          690               30,008
Northrop Grumman Corp.                                1,410               73,151
Precision Castparts Corp.                             1,090               76,627
Raytheon Co.                                          1,630               60,962
Rockwell Collins, Inc.                                  580               24,882
Sequa Corp. (b)                                         170                9,988
Triumph Group, Inc. (b)                                 390               13,826
United Technologies Corp.                             1,860              187,264
                                                                       ---------
                                                                       1,124,927
                                                                       ---------
AIR FREIGHT & LOGISTICS (0.9%)

CNF, Inc.                                               880               41,281
EGL, Inc. (b)                                         1,450               43,834
Expeditors International of Washington, Inc.          1,820              102,175
FedEx Corp.                                           1,130              108,085
Ryder System, Inc.                                      240               10,932
United Parcel Service, Inc.                           4,030              300,959
                                                                       ---------
                                                                         607,266
                                                                       ---------
AIRLINES (0.2%)

AirTran Holdings, Inc. (b)                            1,620               13,835
Alaska Air Group, Inc. (b)                              550               16,385
Delta Air Lines, Inc. (b)                               660                3,557
Frontier Airlines, Inc. (b)                           1,130                9,582
JetBlue Airways Corp. (b)                             1,920               37,997
Mesa Air Group, Inc. (b)                                980                7,223
SkyWest, Inc.                                         1,770               30,479
Southwest Airlines Co.                                3,430               49,666
                                                                       ---------
                                                                         168,724
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
AUTO COMPONENTS (0.5%)

ArvinMeritor, Inc.                                    1,110               21,134
Bandag, Inc.                                            310               15,004
BorgWarner, Inc.                                        960               51,542
Cooper Tire & Rubber Co.                                270                5,835
Dana Corp.                                              480                7,618
Delphi Corp.                                          2,200               16,698
Federal Signal Corp.                                    800               13,224
Gentex Corp.                                          1,320               44,656
Goodyear Tire & Rubber Co. (b)                          700               10,808
Johnson Controls, Inc.                                  730               43,187
Lear Corp.                                            1,120               60,480
Midas, Inc. (b)                                         480                9,619
Modine Manufacturing Co.                                570               17,972
Standard Motor Products, Inc.                           620                7,905
Superior Industries International, Inc.                 640               16,109
Visteon Corp.                                           660                4,897
                                                                         -------
                                                                         346,688
                                                                         -------
AUTOMOBILES (0.5%)

Coachmen Industries, Inc.                               470                7,036
Ford Motor Co.                                        6,450               84,946
General Motors Corp.                                  2,010               73,988
Harley-Davidson, Inc.                                 1,200               72,132
Monaco Coach Corp.                                      820               15,178
Thor Industries, Inc.                                   990               34,205
Winnebago Industries, Inc.                              950               32,766
                                                                         -------
                                                                         320,251
                                                                         -------
BEVERAGES (1.1%)

Coca-Cola Co.                                         8,700              360,962
Coca-Cola Enterprises, Inc.                           1,690               37,096
Pepsi Bottling Group, Inc.                              970               26,530
PepsiAmericas, Inc.                                   2,400               51,000
PepsiCo, Inc.                                         6,160              330,792
                                                                         -------
                                                                         806,380
                                                                         -------
BIOTECHNOLOGY (1.3%)

Amgen, Inc. (b)                                       4,560              283,813
ArQule, Inc. (b)                                      1,090                6,627
Biogen Idec, Inc. (b)                                 1,270               82,499
Cephalon, Inc. (b)                                    1,040               51,168
Charles River Laboratories International, Inc. (b)    1,160               54,961
Chiron Corp. (b)                                        680               22,338
Connetics Corp. (b)                                     660               16,117
Enzo Biochem, Inc. (b)                                  962               17,441
Genzyme Corp. (b)                                       960               55,882
Gilead Sciences, Inc. (b)                             1,670               55,277
IDEXX Laboratories, Inc. (b)                            960               55,690
Invitrogen Corp. (b)                                    870               59,778
Medimmune, Inc. (b)                                     990               23,418

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Millennium Pharmaceuticals, Inc. (b)                  5,350               49,274
Protein Design Labs, Inc. (b)                         1,740               35,096
Regeneron Pharmaceuticals, Inc. (b)                   1,690               12,168
Savient Pharmaceuticals, Inc. (b)                     2,150                6,923
Techne Corp. (b)                                        740               25,804
Vertex Pharmaceuticals, Inc. (b)                      1,580               16,069
                                                                       ---------
                                                                         930,343
                                                                       ---------
BUILDING PRODUCTS (0.5%)

American Standard Cos., Inc. (b)                        850               34,034
Apogee Enterprises, Inc.                                800               10,696
Crane Co.                                               920               26,220
ElkCorp                                                 590               23,883
Griffon Corp. (b)                                       840               22,621
Insituform Technologies, Inc. (b)                       790               12,411
Lennox International, Inc.                            1,720               34,331
Masco Corp.                                           1,770               65,136
Simpson Manufacturing Co., Inc.                       1,360               48,824
Universal Forest Products, Inc.                         500               19,565
Watsco, Inc.                                            780               26,996
York International Corp.                                700               25,424
                                                                       ---------
                                                                         350,141
                                                                       ---------
CAPITAL MARKETS (2.3%)

A.G. Edwards, Inc.                                    1,370               58,444
Bear Stearns Cos., Inc.                                 390               39,413
Charles Schwab Corp.                                  5,030               56,537
E*TRADE Financial Corp. (b)                           1,470               20,213
Eaton Vance Corp.                                     2,460               61,574
Federated Investors, Inc.                               440               12,927
Franklin Resources, Inc.                              1,010               68,539
Goldman Sachs Group, Inc.                             1,770              190,895
Investment Technology Group, Inc. (b)                 1,240               24,688
Investors Financial Services Corp.                    1,160               58,476
Janus Capital Group, Inc.                               870               12,902
Jefferies Group, Inc.                                 1,030               40,170
LaBranche & Co., Inc. (b)                             1,200               11,976
Legg Mason, Inc.                                      1,740              134,380
Lehman Brothers Holdings, Inc.                        1,020               93,014
Mellon Financial Corp.                                1,570               46,080
Merrill Lynch & Co., Inc.                             3,460              207,842
Morgan Stanley                                        4,020              224,959
Piper Jaffray Cos., Inc. (b)                            580               22,956
Raymond James Financial, Inc.                         1,330               41,456
SEI Investments Co.                                   1,840               68,742
State Street Corp.                                    1,250               56,013
SWS Group, Inc.                                         520               10,566
T. Rowe Price Group, Inc.                               590               35,312
Waddell & Reed Financial, Inc.                        1,460               31,930
                                                                       ---------
                                                                       1,630,004
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
CHEMICALS (2.0%)

A. Schulman, Inc.                                       800               14,152
Air Products & Chemicals, Inc.                          860               50,663
Airgas, Inc.                                          1,240               29,165
Albemarle Corp.                                         670               23,524
Arch Chemicals, Inc.                                    610               16,799
Cabot Corp.                                           1,050               36,750
Cambrex Corp.                                           800               17,848
Crompton Corp.                                        2,010               23,417
Cytec Industries, Inc.                                  660               33,660
Dow Chemical Co.                                      3,430              170,470
E.I. Du Pont De Nemours & Co.                         3,650              173,593
Ecolab, Inc.                                            980               32,977
Engelhard Corp.                                         430               12,922
Ferro Corp.                                             620               12,295
FMC Corp. (b)                                           610               28,786
Georgia Gulf Corp.                                      930               47,560
Great Lakes Chemical Corp.                              150                3,968
H.B. Fuller Co.                                         640               17,069
Hercules, Inc. (b)                                      260                3,773
International Flavors & Fragrances, Inc.                420               17,732
Lubrizol Corp.                                        1,070               38,552
Lyondell Chemical Co.                                 4,140              121,799
MacDermid, Inc.                                         790               25,391
Material Sciences Corp. (b)                             510                7,757
Minerals Technologies, Inc.                             310               19,369
Monsanto Co.                                          1,000               54,130
Olin Corp.                                            1,220               27,169
OM Group, Inc. (b)                                      800               25,936
OMNOVA Solutions, Inc. (b)                            1,230                6,113
Penford Corp.                                           240                3,490
PolyOne Corp. (b)                                     2,540               21,971
PPG Industries, Inc.                                    630               43,331
Praxair, Inc.                                         1,200               51,780
Quaker Chemical Corp.                                   180                4,122
Rohm & Haas Co.                                         800               35,392
RPM International, Inc.                               1,910               33,673
Scotts Co., Class A (b)                                 530               36,019
Sigma-Aldrich Corp.                                     200               12,570
Valspar Corp.                                           810               39,690
                                                                       ---------
                                                                       1,375,377
                                                                       ---------
COMMERCIAL BANKS (4.3%)

AmSouth Bancorp.                                      1,320               32,921
Associated Banc-Corp                                  2,180               72,005
Bank of Hawaii Corp.                                    910               43,598
Bank of New York Co., Inc.                            2,950               87,645
Banknorth Group, Inc.                                 3,050              109,372
BB&T Corp.                                            2,120               83,676
Boston Private Financial Holdings, Inc.                 810               22,550

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Chittenden Corp.                                      1,230               33,345
City National Corp.                                     840               58,624
Colonial BancGroup, Inc.                              2,270               45,809
Comerica, Inc.                                          670               38,766
Commerce Bancorp, Inc.                                1,420               81,707
Community Bank System, Inc.                             860               20,511
Compass Bancshares, Inc.                                480               22,478
Cullen/Frost Bankers, Inc.                              880               41,325
East West Bancorp, Inc.                               1,510               58,799
Fifth Third Bancorp                                   2,160              100,374
First BanCorp.                                        1,160               62,744
First Horizon National Corp.                            430               18,305
First Midwest Bancorp, Inc.                           1,220               42,090
First Republic Bank                                     490               24,721
FirstMerit Corp.                                      1,360               36,040
Gold Banc Corp., Inc.                                 1,120               16,184
Greater Bay Bancorp                                     850               23,180
Hibernia Corp.                                        2,680               70,538
Hudson United Bancorp                                 1,210               44,480
Huntington Bancshares, Inc.                             780               17,917
Irwin Financial Corp.                                   710               17,388
KeyCorp                                               1,570               52,469
M&T Bank Corp.                                          470               48,109
Marshall & Ilsley Corp.                                 880               37,673
Mercantile Bankshares Corp.                           1,350               68,351
Nara Bancorp, Inc.                                      730               14,564
National City Corp.                                   2,540               90,297
North Fork Bancorporation, Inc.                       1,820               52,234
Northern Trust Corp.                                    850               37,094
PNC Financial Services Group, Inc.                    1,070               57,641
PrivateBancorp, Inc.                                    610               19,947
Provident Bankshares Corp.                              880               29,102
Regions Financial Corp.                               1,790               57,280
Republic Bancorp, Inc.                                1,894               27,027
Riggs National Corp.                                    950               20,748
Silicon Valley Bancshares (b)                           620               27,057
South Financial Group, Inc.                           1,990               60,775
Southwest Bancorporation of Texas, Inc.               1,960               38,749
Sterling Bancshares, Inc.                             1,240               18,216
Sterling Financial Corp. (b)                            570               21,375
SunTrust Banks, Inc.                                  1,390              100,107
Susquehanna Bancshares, Inc.                          1,140               28,147
Synovus Financial Corp.                               1,180               32,013
TCF Financial Corp.                                   2,400               67,464
TrustCo Bank Corp. NY                                 1,840               22,982
UCBH Holdings, Inc.                                   1,320               58,172
Umpqua Holdings Corp.                                 1,250               30,350
United Bankshares, Inc.                               1,160               39,556
Webster Financial Corp.                                 730               32,741

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Wells Fargo & Co.                                     6,080              372,703
Westamerica Bancorp.                                    500               25,960
Whitney Holding Corp.                                 1,120               51,050
Wilmington Trust Corp.                                1,050               36,509
Wintrust Financial Corp.                                620               34,398
Zions Bancorp.                                          320               21,702
                                                                       ---------
                                                                       3,059,654
                                                                       ---------
COMMERCIAL SERVICES & SUPPLIES (3.7%)

ABM Industries, Inc.                                  1,320               24,156
ADESA, Inc.                                           1,560               32,245
Administaff, Inc. (b)                                   720               10,505
Aleris International, Inc. (b)                          864               14,498
Alliance Data Systems Corp. (b)                       1,530               66,433
Allied Waste Industries, Inc. (b)                     1,280               10,637
Angelica Corp.                                          280                8,019
Apollo Group, Inc. (b)                                  670               52,387
Arbitron, Inc. (b)                                      930               38,037
Automatic Data Processing, Inc.                       2,310              100,438
Avery Dennison Corp.                                    400               24,036
Banta Corp.                                             480               20,789
BISYS Group, Inc. (b)                                 2,150               33,046
Bowne & Co., Inc.                                     1,420               21,087
Brink's Co.                                             990               35,056
Career Education Corp. (b)                            1,750               70,508
CDI Corp.                                               510               10,710
Central Parking Corp.                                 1,020               14,566
Ceridian Corp. (b)                                    2,620               46,374
Certegy, Inc.                                         1,050               36,750
CheckFree Corp. (b)                                   1,820               70,980
ChoicePoint, Inc. (b)                                 1,610               74,060
Cintas Corp.                                            610               26,535
Coinstar, Inc. (b)                                      780               19,500
Consolidated Graphics, Inc. (b)                         470               19,834
Convergys Corp. (b)                                     620                8,860
Corinthian Colleges, Inc. (b)                         1,540               29,614
CPI Corp.                                               360                5,242
CSG Systems International, Inc. (b)                   1,000               18,120
Deluxe Corp.                                            900               34,443
DeVry, Inc. (b)                                       1,180               20,933
DST Systems, Inc. (b)                                 1,530               74,174
Dun & Bradstreet Corp. (b)                            1,290               74,949
Education Management Corp. (b)                        1,260               40,244
eFunds Corp. (b)                                      1,470               32,781
Factset Research Systems, Inc.                          920               49,128
Fiserv, Inc. (b)                                        840               32,130
G & K Services, Inc.                                    570               25,416
Global Payment, Inc.                                  1,120               64,165
H&R Block, Inc.                                         610               29,469

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Headwaters, Inc. (b)                                    990               31,482
Heidrick & Struggles International, Inc. (b)            570               18,839
Herman Miller, Inc.                                   1,200               32,064
Imagistics International, Inc. (b)                      480               16,440
Insurance Auto Auctions, Inc. (b)                       360                7,931
Ionics, Inc. (b)                                        670               29,386
ITT Educational Services, Inc. (b)                      790               38,805
John H. Harland Co.                                     900               32,760
Kelly Services, Inc.                                    560               16,296
Korn/Ferry International, Inc. (b)                      710               14,008
Labor Ready, Inc. (b)                                 1,220               19,325
Laureate Education, Inc. (b)                            850               37,706
Manpower, Inc.                                        1,530               74,435
Mobile Mini, Inc. (b)                                   430               14,710
MoneyGram International, Inc.                         1,520               29,488
Monster Worldwide, Inc. (b)                             470               14,706
NCO Group, Inc. (b)                                     890               20,274
NDCHealth Corp.                                       1,080               16,805
On Assignment, Inc. (b)                                 930                5,115
Paychex, Inc.                                         1,590               48,479
Pegasus Solutions, Inc. (b)                             770                9,225
Pitney Bowes, Inc.                                    1,030               46,082
Pre-Paid Legal Services, Inc.                           500               18,560
PRG-Schultz International, Inc. (b)                   2,120               11,766
R.R. Donnelley & Sons Co.                             1,120               37,464
Republic Services, Inc.                               2,750               90,667
Robert Half International, Inc.                         680               20,631
Rollins, Inc.                                           760               18,848
Sabre Holdings Corp.                                    600               12,660
Sotheby's Holdings, Inc. (b)                          1,080               19,375
SOURCECORP, Inc. (b)                                    490                8,820
Spherion Corp. (b)                                    1,660               12,948
Standard Register Co.                                 1,090               13,614
StarTek, Inc.                                           470               11,750
Stericycle, Inc. (b)                                    830               42,687
Tetra Tech, Inc. (b)                                  1,610               23,876
United Stationers, Inc. (b)                             910               39,503
Valassis Communications, Inc. (b)                       960               32,592
Vertrue, Inc. (b)                                       320               12,006
Volt Information Sciences, Inc. (b)                     450               14,373
Waste Connections, Inc. (b)                           1,450               45,617
Waste Management, Inc.                                2,360               68,440
Watson Wyatt & Co. Holdings                           1,040               27,290
                                                                       ---------
                                                                       2,578,702
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
COMMUNICATIONS EQUIPMENT (2.1%)

3Com Corp. (b)                                        6,750               24,773
ADC Telecommunications, Inc. (b)                      3,150                8,096
ADTRAN, Inc.                                          1,280               22,925
Andrew Corp. (b)                                        630                8,228
Audiovox Corp. (b)                                      680               11,152
Avaya, Inc. (b)                                       1,730               24,826
Avocent Corp. (b)                                       900               32,859
Bel Fuse, Inc.                                          310               10,289
Black Box Corp.                                         500               23,265
Brooktrout, Inc. (b)                                    440                5,078
C-COR, Inc. (b)                                       1,370               10,919
Catapult Communications Corp. (b)                       460               10,258
CIENA Corp. (b)                                       2,260                5,763
Cisco Systems, Inc. (b)                              23,140              417,445
CommScope, Inc. (b)                                     940               14,128
Comverse Technology, Inc. (b)                           810               18,104
Corning, Inc. (b)                                     5,030               55,027
Digi International, Inc. (b)                            690               10,274
DSP Group, Inc. (b)                                     770               19,104
Harmonic, Inc. (b)                                    2,130               24,282
Harris Corp.                                          1,130               73,189
JDS Uniphase Corp. (b)                                5,440               11,642
Lucent Technologies, Inc. (b)                        15,710               51,215
McDATA Corp. (b)                                      2,160                9,072
Motorola, Inc.                                        8,620              135,678
Network Equipment Technologies, Inc. (b)                780                6,123
PC-Tel, Inc. (b)                                      1,650               12,705
Plantronics, Inc.                                       850               31,629
Polycom, Inc. (b)                                     1,730               29,894
Powerwave Technologies, Inc. (b)                      1,840               14,481
QUALCOMM, Inc.                                        5,810              216,363
Scientific-Atlanta, Inc.                                590               17,883
Symmetricom, Inc. (b)                                 1,330               12,941
Tellabs, Inc. (b)                                     1,664               11,848
Tollgrade Communications, Inc. (b)                      410                4,215
UTStarcom, Inc. (b)                                   1,940               31,874
ViaSat, Inc. (b)                                        780               17,363
                                                                       ---------
                                                                       1,444,910
                                                                       ---------
COMPUTERS & PERIPHERALS (2.6%)

Apple Computer, Inc. (b)                              1,420              109,198
Avid Technology, Inc. (b)                               950               59,898
Dell, Inc. (b)                                        8,870              370,411
EMC Corp. (b)                                         8,730              114,363
Gateway, Inc. (b)                                     1,590                7,521
Hewlett-Packard Co.                                  10,890              213,335
Hutchinson Technology, Inc. (b)                         770               27,181
Imation Corp.                                           620               21,384
International Business Machines Corp.                 6,010              561,455

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Lexmark International, Inc. (b)                         480               40,008
Mercury Computer Systems, Inc. (b)                      630               19,511
NCR Corp. (b)                                           820               28,028
Network Appliance, Inc. (b)                           1,360               43,302
NVIDIA Corp. (b)                                        610               13,981
Pinnacle Systems, Inc. (b)                            2,130                9,116
SanDisk Corp. (b)                                     2,800               69,160
SBS Technologies, Inc. (b)                              510                6,645
Storage Technology Corp. (b)                          1,920               60,461
Sun Microsystems, Inc. (b)                           12,390               54,020
Synaptics, Inc. (b)                                     720               26,690
                                                                       ---------
                                                                       1,855,668
                                                                       ---------
CONSTRUCTION & ENGINEERING (0.3%)

Dycom Industries, Inc. (b)                              860               23,323
EMCOR Group, Inc. (b)                                   420               18,043
Fluor Corp.                                             370               19,810
Granite Construction, Inc.                              730               18,177
Jacobs Engineering Group, Inc. (b)                      980               49,774
Quanta Services, Inc. (b)                             2,120               15,858
Shaw Group, Inc. (b)                                  1,900               31,939
URS Corp. (b)                                         1,250               35,263
                                                                       ---------
                                                                         212,187
                                                                       ---------
CONSTRUCTION MATERIALS (0.3%)

AMCOL International Corp.                               870               18,888
Florida Rock Industries, Inc.                         1,250               78,062
Martin Marietta Materials, Inc.                         860               46,457
Texas Industries, Inc.                                  600               38,124
Vulcan Materials Co.                                    410               23,157
                                                                       ---------
                                                                         204,688
                                                                       ---------
CONSUMER FINANCE (1.6%)

American Express Co.                                  4,580              244,344
AmeriCredit Corp. (b)                                 2,680               65,794
Capital One Financial Corp.                             900               70,452
Cash America International, Inc.                        840               24,024
CIT Group, Inc.                                         820               33,103
Countrywide Financial Corp.                           2,130               78,810
Federal Home Loan Mortgage Corp.                      2,500              163,225
Federal National Mortgage Assoc.                      3,410              220,218
Financial Federal Corp.                                 490               16,905
MBNA Corp.                                            4,630              123,065
Providian Financial Corp. (b)                         1,090               18,181
SLM Corp.                                             1,580               79,300
World Acceptance Corp. (b)                              540               16,108
                                                                       ---------
                                                                       1,153,529
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
CONTAINERS & PACKAGING (0.4%)

AptarGroup, Inc.                                        980               47,519
Ball Corp.                                              480               20,506
Bemis Co., Inc.                                         420               12,180
Caraustar Industries, Inc. (b)                          840               11,340
Longview Fibre Co.                                      920               14,288
Myers Industries, Inc.                                  890               11,517
Packaging Corp. of America                            1,890               42,166
Pactiv Corp. (b)                                        600               13,326
Rock-Tenn Co.                                           940               13,038
Sealed Air Corp. (b)                                    290               14,877
Sonoco Products Co.                                   1,720               44,651
Temple-Inland, Inc.                                     230               14,628
                                                                       ---------
                                                                         260,036
                                                                       ---------
DISTRIBUTORS (0.1%)

CarMax, Inc. (b)                                      1,810               52,363
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES (3.8%)

Bank of America Corp.                                14,350              665,410
Citigroup, Inc.                                      18,330              899,086
JPMorgan Chase & Co.                                 12,720              474,838
Moody's Corp.                                           640               53,619
Principal Financial Group, Inc.                       1,300               52,754
Rewards Network, Inc. (b)                               720                3,528
U.S. Bancorp                                          6,910              207,646
Wachovia Corp.                                        5,824              319,446
                                                                       ---------
                                                                       2,676,327
                                                                       ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)

ALLTEL Corp.                                          1,540               84,762
AT&T Corp.                                            2,990               57,378
BellSouth Corp.                                       7,130              187,091
CenturyTel, Inc.                                        510               16,626
Cincinnati Bell, Inc. (b)                             4,040               17,170
Citizens Communications Co.                           1,380               18,616
Commonwealth Telephone Enterprises, Inc. (b)            600               28,704
General Communication, Inc. (b)                       2,000               19,960
Intrado, Inc. (b)                                       540                7,258
Qwest Communications International, Inc. (b)          6,710               28,182
SBC Communications, Inc.                             12,130              288,209
Sprint Corp.                                          5,530              131,780
Verizon Communications, Inc.                         10,240              364,441
                                                                       ---------
                                                                       1,250,177
                                                                       ---------
ELECTRIC UTILITIES (2.9%)

AES Corp. (b)                                         2,390               33,580
Allegheny Energy, Inc. (b)                              570               11,024
ALLETE, Inc.                                            860               35,578
Alliant Energy Corp.                                  1,980               54,450
Ameren Corp.                                            810               40,597

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
American Electric Power Co., Inc.                     1,590               56,048
Black Hills Corp.                                       550               16,385
Calpine Corp. (b)                                     2,200                7,326
CenterPoint Energy, Inc.                              1,150               12,938
Central Vermont Public Service Corp.                    370                8,547
CH Energy Group, Inc.                                   400               18,920
Cinergy Corp.                                           760               30,620
Cleco Corp.                                           1,400               27,622
CMS Energy Corp. (b)                                    800                8,424
Consolidated Edison, Inc.                               980               42,993
Constellation Energy Group                              690               34,500
Dominion Resources, Inc.                              1,270               88,112
DPL, Inc.                                             2,190               56,918
DTE Energy Co.                                          700               30,667
Duquesne Light Holdings, Inc.                         1,260               23,386
Edison International                                  1,280               41,562
El Paso Electric Co. (b)                              1,410               27,410
Energy East Corp.                                     2,580               67,596
Entergy Corp.                                           930               64,654
Exelon Corp.                                          2,570              113,722
FirstEnergy Corp.                                     1,320               52,483
FPL Group, Inc.                                         770               59,013
Great Plains Energy, Inc.                             1,240               37,584
Green Mountain Power Corp.                              190                5,510
Hawaiian Electric Industries, Inc.                    1,360               39,590
IDACORP, Inc.                                           700               21,203
Northeast Utilities                                   2,160               40,392
NSTAR                                                   910               51,215
OGE Energy Corp.                                      1,540               40,271
Pepco Holdings, Inc.                                  3,270               71,449
PG&E Corp. (b)                                        1,470               51,450
Pinnacle West Capital Corp.                             390               16,263
PNM Resources, Inc.                                   1,080               27,248
PPL Corp.                                               750               40,500
Progress Energy, Inc.                                   970               42,923
Public Service Enterprise Group, Inc.                   930               49,058
Puget Energy, Inc.                                    1,670               40,113
Sierra Pacific Resources (b)                          2,150               21,156
Southern Co.                                          2,940               99,283
TECO Energy, Inc.                                       810               12,968
TXU Corp.                                               910               62,972
UIL Holdings Corp.                                      410               20,234
Unisource Energy Corp.                                  940               28,670
Wisconsin Energy Corp.                                2,020               69,043
WPS Resources Corp.                                     630               32,193
Xcel Energy, Inc.                                     1,610               29,286
                                                                       ---------
                                                                       2,015,649
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
ELECTRICAL EQUIPMENT (1.0%)

A.O. Smith Corp.                                        780               21,146
Acuity Brands, Inc.                                   1,200               32,964
American Power Conversion Corp.                         680               14,464
AMETEK, Inc.                                          1,200               45,840
Baldor Electric Co.                                     890               24,947
Belden CDT, Inc.                                      1,310               26,606
Brady Corp.                                           1,370               38,894
C&D Technologies, Inc.                                  680               10,329
Cooper Industries, Ltd.                                 350               24,325
Emerson Electric Co.                                  1,600              107,583
Energizer Holdings, Inc. (b)                          1,260               71,329
Hubbell, Inc.                                         1,030               51,006
MagneTek, Inc. (b)                                      890                5,402
Paxar Corp. (b)                                       1,260               30,051
Power-One, Inc. (b)                                     360                2,675
Rayovac Corp. (b)                                       990               37,194
Regal-Beloit Corp.                                      830               25,016
Rockwell Automation, Inc.                               690               39,089
Tecumseh Products Co.                                   300               12,189
Thomas & Betts Corp. (b)                              1,000               29,210
Vicor Corp.                                           1,180               16,461
Woodward Governor Co.                                   280               19,946
                                                                         -------
                                                                         686,666
                                                                         -------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)

Agilent Technologies, Inc. (b)                        1,730               38,250
Amphenol Corp. (b)                                    1,520               59,782
Analogic Corp.                                          410               16,814
Anixter International, Inc.                           1,050               35,102
Arrow Electronics, Inc. (b)                           1,910               45,095
Artesyn Technologies, Inc. (b)                        1,140               11,605
Avnet, Inc. (b)                                       2,020               36,198
BEI Technologies, Inc.                                  450               12,686
Benchmark Electronics, Inc. (b)                       1,170               37,405
Broadcom Corp. (b)                                    1,180               37,559
Checkpoint Systems, Inc. (b)                          1,100               17,116
Coherent, Inc. (b)                                      870               26,100
CTS Corp.                                             1,000               13,310
Daktronics, Inc. (b)                                    620               15,450
Diebold, Inc.                                         1,290               69,453
Electro Scientific Industries, Inc. (b)                 760               13,429
Exar Corp. (b)                                        1,110               15,951
FLIR Systems, Inc. (b)                                  930               56,684
Global Imaging Systems, Inc. (b)                        710               25,411
Intermagnetics General Corp. (b)                        750               18,968
Intersil Corp.                                        2,520               37,372
Itron, Inc. (b)                                         640               14,752
Jabil Circuit, Inc. (b)                                 760               17,913
Keithley Instruments, Inc.                              510                8,701

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
KEMET Corp. (b)                                       1,520               12,844
Kopin Corp. (b)                                       1,940                7,197
Littelfuse, Inc. (b)                                    620               19,735
Methode Electronics, Inc.                               980               12,279
Molex, Inc.                                             670               19,242
MTS Systems Corp.                                       600               21,378
Newport Corp. (b)                                       770               10,010
NYFIX, Inc. (b)                                       1,050                5,219
Park Electrochemical Corp.                              530               10,362
PerkinElmer, Inc.                                       530               12,185
Photon Dynamics, Inc. (b)                               480               10,363
Planar Systems, Inc. (b)                                420                3,809
Plexus Corp. (b)                                        750                8,640
Rogers Corp. (b)                                        460               19,559
Roper Industries, Inc.                                1,160               67,349
Sanmina-SCI Corp. (b)                                 1,930               11,927
ScanSource, Inc. (b)                                    350               22,495
Solectron Corp. (b)                                   3,550               17,644
Symbol Technologies, Inc.                               990               18,117
Tech Data Corp. (b)                                   1,060               44,552
Technitrol, Inc. (b)                                  1,100               19,514
Tektronix, Inc.                                         350               10,087
Teledyne Technologies, Inc. (b)                         880               26,462
Thermo Electron Corp. (b)                               630               18,862
Trimble Navigation, Ltd. (b)                          1,470               52,273
Varian, Inc. (b)                                        590               23,559
Veeco Instruments, Inc. (b)                             840               14,692
Vishay Intertechnology, Inc. (b)                      2,820               36,857
Waters Corp. (b)                                        480               23,558
X-Rite, Inc.                                            610                9,290
                                                                       ---------
                                                                       1,271,166
                                                                       ---------
ENERGY EQUIPMENT & SERVICES (2.3%)

Atwood Oceanics, Inc. (b)                               380               23,180
Baker Hughes, Inc.                                    1,250               54,125
BJ Services Co.                                         580               27,869
Cal Dive International, Inc. (b)                      1,060               46,322
CARBO Ceramics, Inc.                                    380               27,227
Cooper Cameron Corp. (b)                                920               51,897
Dril-Quip, Inc. (b)                                     430               12,363
ENSCO International, Inc.                             2,540               86,944
FMC Technologies, Inc. (b)                            1,100               33,693
Grant Prideco, Inc. (b)                               2,080               40,768
Halliburton Co.                                       1,630               67,042
Hanover Compressor Co. (b)                            1,400               19,852
Helmerich & Payne, Inc.                                 790               29,941
Hydril Co. (b)                                          610               30,500
Input/Output, Inc. (b)                                2,300               14,490
Lone Star Technologies, Inc. (b)                        820               33,448

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Maverick Tube Corp. (b)                               1,230               41,894
Nabors Industries, Ltd. (b)                             540               27,216
National-Oilwell, Inc. (b)                            1,470               54,214
Noble Energy, Inc.                                      950               56,212
Oceaneering International, Inc. (b)                     660               25,153
Offshore Logistics, Inc. (b)                            640               20,422
Patterson-UTI Energy, Inc.                            2,820               54,849
Pride International, Inc. (b)                         2,330               54,499
Rowan Cos., Inc. (b)                                    390               10,982
Schlumberger Ltd.                                     2,160              146,966
SEACOR Holdings, Inc. (b)                               500               27,995
Smith International, Inc. (b)                         1,790              105,968
TETRA Technologies, Inc. (b)                            580               16,182
Tidewater, Inc.                                         940               36,434
Transocean, Inc. (b)                                  1,210               53,240
Unit Corp. (b)                                        1,250               45,675
Varco International, Inc. (b)                         1,630               49,894
Veritas DGC, Inc. (b)                                   970               24,240
W-H Energy Services, Inc. (b)                           700               15,820
Weatherford International, Ltd. (b)                   2,340              126,992
                                                                       ---------
                                                                       1,594,508
                                                                       ---------
FOOD & STAPLES RETAILING (1.1%)

Albertson's, Inc.                                     1,410               32,261
Casey's General Stores, Inc.                          1,400               24,668
CVS Corp.                                             1,470               68,135
Flowers Foods, Inc.                                   1,260               38,443
Great Atlantic & Pacific Tea Co., Inc. (b)            1,290               11,687
Kroger Co. (b)                                        2,700               46,170
Longs Drug Stores Corp.                               1,060               27,836
Nash Finch Co.                                          380               15,844
Performance Food Group Co. (b)                        1,300               35,373
Ruddick Corp.                                           780               16,458
Safeway, Inc. (b)                                     1,660               31,291
SUPERVALU, Inc.                                         520               16,437
Sysco Corp.                                           2,420               84,627
United Natural Foods, Inc. (b)                        1,170               36,984
Walgreen Co.                                          3,690              157,230
Whole Foods Market, Inc.                              1,080               96,574
                                                                       ---------
                                                                         740,018
                                                                       ---------
FOOD PRODUCTS (1.8%)

American Italian Pasta Co.                              510               13,821
Archer-Daniels-Midland Co.                            2,500               60,500
Campbell Soup Co.                                     1,610               47,205
ConAgra Foods, Inc.                                   2,100               61,950
Corn Products International, Inc.                     2,080               61,069
Dean Foods Co. (b)                                    2,570               90,540
Delta & Pine Land Co.                                 1,090               32,090
General Mills, Inc.                                   1,480               78,424

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
H.J. Heinz Co.                                        1,390               52,556
Hain Celestial Group, Inc. (b)                        1,040               20,925
Hershey Foods Corp.                                   1,020               59,660
Hormel Foods Corp.                                    2,410               75,915
J & J Snack Foods Corp.                                 270               13,028
J.M. Smucker Co.                                      1,030               48,050
Kellogg Co.                                           1,690               75,442
Lance, Inc.                                             890               15,424
McCormick & Co., Inc.                                   590               21,930
Ralcorp Holdings, Inc.                                  850               37,400
Sanderson Farms, Inc.                                   570               24,915
Sara Lee Corp.                                        3,080               72,318
Sensient Technologies Corp.                             790               17,973
Smithfield Foods, Inc. (b)                            1,930               58,421
Tootsie Roll Industries, Inc.                           880               28,310
Tyson Foods, Inc.                                     6,080              104,393
Wm. Wrigley Jr. Co.                                     940               66,167
                                                                       ---------
                                                                       1,238,426
                                                                       ---------
GAS UTILITIES (1.1%)

AGL Resources, Inc.                                   1,310               45,392
Atmos Energy Corp.                                    2,210               61,217
Cascade Natural Gas Corp.                               350                7,154
El Paso Corp.                                         2,430               26,414
Energen Corp.                                           990               58,054
KeySpan Corp.                                           700               27,629
Kinder Morgan, Inc.                                     530               39,771
Laclede Group, Inc.                                     590               17,877
MDU Resources Group, Inc.                             2,010               53,747
National Fuel Gas Co.                                 1,280               36,096
New Jersey Resources Corp.                              760               33,326
Nicor, Inc.                                             170                6,276
Northwest Natural Gas Co.                               710               24,105
ONEOK, Inc.                                           1,820               50,414
Peoples Energy Corp.                                     60                2,570
Piedmont Natural Gas Co., Inc.                        2,130               49,480
Sempra Energy                                           910               33,870
Southern Union Co. (b)                                2,370               55,268
Southwest Gas Corp.                                     930               23,594
Southwestern Energy Co. (b)                           1,000               51,300
UGI Corp.                                             1,470               61,255
WGL Holdings, Inc.                                      790               23,984
                                                                       ---------
                                                                         788,793
                                                                       ---------
HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)

Advanced Medical Optics, Inc. (b)                     1,110               47,386
American Medical Systems Holdings, Inc. (b)             990               38,877
Applera Corp.                                           780               15,639
ArthroCare Corp. (b)                                    700               20,825
Bausch & Lomb, Inc.                                     210               15,307

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Baxter International, Inc.                            2,310               77,986
Beckman Coulter, Inc.                                 1,060               71,020
Becton, Dickinson & Co.                               1,000               56,650
Biolase Technology, Inc.                                740                7,489
Biomet, Inc.                                            960               40,781
Biosite, Inc. (b)                                       480               27,840
Boston Scientific Corp. (b)                           3,040              100,502
C.R. Bard, Inc.                                         440               29,832
CONMED Corp. (b)                                        830               24,112
Cooper Cos., Inc.                                     1,200               92,040
CryoLife, Inc. (b)                                      830                6,823
Cyberonics, Inc. (b)                                    690               17,367
Cytyc Corp. (b)                                       2,000               50,100
Datascope Corp.                                         420               16,607
DENTSPLY International, Inc.                          1,430               80,180
Diagnostic Products Corp.                               860               43,662
DJ Orthopedics, Inc. (b)                                590               14,249
Edwards Lifesciences Corp. (b)                        1,050               42,735
Fisher Scientific International, Inc. (b)               480               30,312
Guidant Corp.                                         1,180               85,538
Haemonetics Corp. (b)                                   760               29,541
Hillenbrand Industries, Inc.                          1,030               55,960
Hologic, Inc. (b)                                       630               22,491
ICU Medical, Inc. (b)                                   400               10,536
Immucor, Inc. (b)                                     1,320               40,405
IMS Health, Inc.                                      1,000               23,380
INAMED Corp. (b)                                        610               42,212
Integra LifeSciences Holdings (b)                       860               32,405
Invacare Corp.                                          870               40,490
Kensey Nash Corp. (b)                                   360               11,624
LCA-Vision Inc.                                         615               16,390
Medtronic, Inc.                                       4,360              228,855
Mentor Corp.                                          1,230               38,511
Merit Medical Systems, Inc. (b)                         750               10,635
Millipore Corp. (b)                                     220                9,577
Noven Pharmaceuticals, Inc. (b)                         720               13,115
Osteotech, Inc. (b)                                     480                1,958
Patterson Cos., Inc. (b)                              2,410              112,257
PolyMedica Corp.                                        810               30,318
Possis Medical, Inc. (b)                                540                6,205
ResMed, Inc. (b)                                        980               50,274
Respironics, Inc. (b)                                 1,010               58,479
Sola International, Inc. (b)                            940               25,953
St. Jude Medical, Inc. (b)                            1,380               54,206
STERIS Corp. (b)                                      1,180               27,990
Stryker Corp.                                         1,490               73,219
Surmodics, Inc. (b)                                     500               14,685
Sybron Dental Specialties, Inc. (b)                   1,110               41,914
Theragenics Corp. (b)                                   920                3,671

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Varian Medical Systems, Inc. (b)                      2,370               89,420
Viasys Healthcare, Inc. (b)                             880               16,095
VISX, Inc. (b)                                          860               23,117
Vital Signs, Inc.                                       360               14,458
Wilson Greatbatch Technologies, Inc. (b)                600               10,680
Zimmer Holdings, Inc. (b)                               920               72,542
                                                                       ---------
                                                                       2,407,427
                                                                       ---------
HEALTH CARE PROVIDERS & SERVICES (3.0%)

Accredo Health, Inc. (b)                              1,380               41,096
Aetna, Inc.                                             530               67,337
Amedisys, Inc. (b)                                      500               15,050
American Healthways, Inc. (b)                           970               30,245
AMERIGROUP Corp. (b)                                  1,460               60,021
AmerisourceBergen Corp.                                 440               25,643
AmSurg Corp. (b)                                        840               22,184
Apria Healthcare Group, Inc. (b)                        820               26,896
Cardinal Health, Inc.                                 1,560               87,859
Caremark Rx, Inc. (b)                                 1,680               65,688
Centene Corp. (b)                                     1,240               41,602
CIGNA Corp.                                             510               40,928
Community Health Systems, Inc. (b)                    1,490               43,180
Covance, Inc. (b)                                     1,090               46,325
Coventry Health Care, Inc. (b)                        1,824              103,787
Cross Country Healthcare, Inc. (b)                      910               15,070
Curative Health Services, Inc. (b)                      390                1,911
Express Scripts, Inc. (b)                               290               21,515
Gentiva Health Services, Inc. (b)                       680               10,812
HCA, Inc.                                             1,540               68,561
Health Net, Inc. (b)                                  1,860               54,107
Henry Schein, Inc. (b)                                  750               51,045
Hooper Holmes, Inc.                                   1,840                9,292
Humana, Inc. (b)                                        600               20,562
LabOne, Inc. (b)                                        500               16,775
Laboratory Corp. of America Holdings (b)                560               26,796
LifePoint Hospitals, Inc. (b)                           660               24,948
Lincare Holdings, Inc. (b)                            1,720               71,380
Manor Care, Inc.                                        330               11,402
MAXIMUS, Inc. (b)                                       640               19,251
McKesson Corp.                                        1,100               37,939
OCA, Inc. (b)                                         1,430                7,922
Odyssey Healthcare, Inc. (b)                          1,010               11,746
Omnicare, Inc.                                        1,780               54,735
Owens & Minor, Inc.                                   1,120               31,976
PacifiCare Health Systems, Inc. (b)                   1,440               88,603
PAREXEL International Corp. (b)                         860               20,399
Pediatrix Medical Group, Inc. (b)                       620               41,410
Pharmaceutical Product Development, Inc. (b)          1,610               66,735
Priority Healthcare Corp. (b)                         1,250               28,825

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Province Healthcare Co. (b)                           1,420               32,149
Quest Diagnostics, Inc.                                 410               39,073
RehabCare, Inc. (b)                                     500               13,510
Renal Care Group, Inc. (b)                            1,170               44,647
Sierra Health Services, Inc. (b)                        760               41,747
Sunrise Senior Living, Inc. (b)                         590               27,040
United Surgical Partners International, Inc. (b)        820               32,300
UnitedHealth Group, Inc.                              2,360              209,803
VCA Antech, Inc. (b)                                  1,430               26,527
WellPoint, Inc. (b)                                   1,070              130,004
                                                                       ---------
                                                                       2,128,358
                                                                       ---------
HOTELS, RESTAURANTS & LEISURE (1.8%)

Applebee's International, Inc.                        1,450               40,397
Bally Total Fitness Holding Corp. (b)                 1,050                4,169
Bob Evans Farms, Inc.                                   590               14,372
Brinker International, Inc. (b)                       1,560               58,672
CBRL Group, Inc.                                        890               36,588
CEC Entertainment, Inc. (b)                           1,060               41,488
Cheesecake Factory (b)                                1,445               46,775
Darden Restaurants, Inc.                                700               20,692
Hilton Hotels Corp.                                   2,250               50,063
IHOP Corp.                                              590               25,447
International Speedway Corp.                            970               53,272
Jack In the Box, Inc. (b)                             1,100               38,038
Krispy Kreme Doughnuts, Inc. (b)                      1,020                8,956
Landry's Restaurants, Inc.                              800               22,560
Lone Star Steakhouse & Saloon, Inc.                     680               18,700
Marcus Corp.                                          1,270               31,648
Marriott International, Inc.                          1,250               78,975
McDonald's Corp.                                      4,930              159,683
O'Charley's, Inc. (b)                                   670               12,351
Outback Steakhouse, Inc.                              1,340               61,707
P.F. Chang's China Bistro, Inc. (b)                     760               42,248
Panera Bread Co. (b)                                    910               46,410
Papa John's International, Inc. (b)                     490               15,763
RARE Hospitality International, Inc. (b)              1,020               32,130
Ruby Tuesday, Inc.                                    1,150               29,256
Ryan's Restaurant Group, Inc. (b)                     1,190               16,351
Sonic Corp. (b)                                       1,800               57,312
Starbucks Corp. (b)                                   1,580               85,320
Steak n Shake Co. (b)                                   830               16,359
Triarc Cos., Inc.                                     2,040               30,090
Wendy's International, Inc.                             520               20,394
YUM! Brands, Inc.                                     1,210               56,084
                                                                       ---------
                                                                       1,272,270
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
HOUSEHOLD DURABLES (2.4%)

American Greetings Corp.                              1,270               30,658
Applica, Inc. (b)                                       760                4,104
Bassett Furniture Industries, Inc.                      350                6,598
Black & Decker Corp.                                    310               25,544
Blyth, Inc.                                             690               21,673
Centex Corp.                                            480               29,429
Champion Enterprises, Inc. (b)                        2,150               23,199
D. R. Horton, Inc.                                    4,010              159,517
Department 56, Inc. (b)                                 340                5,467
Enesco Group, Inc. (b)                                  320                2,394
Ethan Allen Interiors, Inc.                             990               34,888
Fedders Corp.                                           880                2,834
Fleetwood Enterprises, Inc. (b)                       1,620               14,224
Furniture Brands International, Inc.                    880               20,856
Harman International Industries, Inc.                 1,150              139,897
HNI Corp.                                               930               37,526
Hovnanian Enterprises, Inc. (b)                       1,040               54,330
Interface, Inc. (b)                                   1,520               14,334
KB Home                                                 160               17,384
La-Z-Boy, Inc.                                        1,400               19,516
Lancaster Colony Corp.                                  570               24,117
Leggett & Platt, Inc.                                   760               21,660
Lennar Corp.                                          2,660              150,209
Libbey, Inc.                                            380                9,112
M.D.C. Holdings, Inc.                                 1,151               83,793
Maytag Corp.                                            250                3,928
Meritage Homes Corp. (b)                                710               45,902
Mohawk Industries, Inc. (b)                           1,120               99,130
National Presto Industries, Inc.                        190                8,208
Newell Rubbermaid, Inc.                               1,120               24,102
NVR, Inc. (b)                                           180              142,424
Pulte Homes, Inc.                                       490               32,379
Russ Berrie & Co., Inc.                                 670               15,718
Ryland Group, Inc.                                      810               52,545
Skyline Corp.                                           250               10,130
Snap-on, Inc.                                           210                6,953
Standard-Pacific Corp.                                  920               61,208
Stanley Works                                           350               16,646
Toll Brothers, Inc. (b)                               1,270               99,148
Toro Co.                                                610               50,783
Tupperware Corp.                                      1,070               21,518
Whirlpool Corp.                                         230               15,700
                                                                       ---------
                                                                       1,659,685
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
HOUSEHOLD PRODUCTS (1.2%)

Church & Dwight Co., Inc.                             1,130               38,906
Clorox Co.                                              640               38,029
Colgate-Palmolive Co.                                 2,010              105,605
Kimberly-Clark Corp.                                  1,930              126,434
Procter & Gamble Co.                                  9,150              487,055
WD-40 Co.                                               470               15,237
                                                                       ---------
                                                                         811,266
                                                                       ---------
INDUSTRIAL CONGLOMERATES (3.0%)

3M Co.                                                2,840              239,582
Carlisle Cos., Inc.                                     500               31,535
Chemed Corp.                                            330               23,635
General Electric Co.                                 37,190            1,343,674
Honeywell International, Inc.                         3,080              110,818
Lydall, Inc. (b)                                        510                5,381
Standex International Corp.                             330                9,511
Teleflex, Inc.                                          670               34,003
Textron, Inc.                                           500               35,990
Tredegar Corp.                                        1,070               18,137
Tyco International, Ltd.                              7,200              260,207
                                                                       ---------
                                                                       2,112,473
                                                                       ---------
INSURANCE (4.3%)

ACE Ltd.                                              1,050               45,570
AFLAC, Inc.                                           1,990               78,625
Allmerica Financial Corp. (b)                           890               29,059
Allstate Corp.                                        2,560              129,125
AMBAC Financial Group, Inc.                             410               31,521
American Financial Group, Inc.                        1,150               35,409
American International Group, Inc.                    9,220              611,193
AmerUs Group Co.                                        700               31,199
Aon Corp.                                             1,140               25,924
Arthur J. Gallagher & Co.                             1,590               47,144
Brown & Brown, Inc.                                   1,210               52,345
Chubb Corp.                                             730               54,370
Cincinnati Financial Corp.                              650               28,678
Delphi Financial Group, Inc.                            900               40,446
Everest Re Group, Ltd.                                  960               83,424
Fidelity National Financial, Inc.                     3,050              133,650
First American Financial Corp.                        1,510               55,840
Fremont General Corp.                                 2,160               52,898
Hartford Financial Services Group, Inc.               1,110               74,692
HCC Insurance Holdings, Inc.                          1,120               36,814
Hilb, Rogal & Hobbs Co.                               1,010               35,916
Horace Mann Educators Corp.                             710               13,078
Jefferson-Pilot Corp.                                   780               38,922
LandAmerica Financial Group, Inc.                       480               24,691
Lincoln National Corp.                                  720               33,221
Marsh & McLennan Cos., Inc.                           1,890               61,425

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
MBIA, Inc.                                              540               32,260
MetLife, Inc.                                         2,870              114,082
MGIC Investment Corp.                                   360               23,004
Ohio Casualty Corp. (b)                               1,030               23,680
Old Republic International Corp.                      3,030               70,296
Philadelphia Consolidated Holding Corp. (b)             610               40,913
PMI Group, Inc.                                       1,610               64,030
Presidential Life Corp.                                 900               14,886
ProAssurance Corp. (b)                                  810               30,983
Progressive Corp.                                       720               60,228
Protective Life Corp.                                 1,230               50,627
Prudential Financial, Inc.                            2,080              112,132
Radian Group, Inc.                                    1,580               75,745
RLI Corp.                                               680               29,553
SAFECO Corp.                                            490               22,687
SCPIE Holdings, Inc. (b)                                330                3,317
Selective Insurance Group, Inc.                         760               32,809
St. Paul Travelers Cos., Inc.                         2,430               91,222
StanCorp Financial Group, Inc.                          490               41,650
Stewart Information Services Corp.                      490               19,752
Torchmark Corp.                                         450               24,570
UICI                                                  1,320               40,814
Unitrin, Inc.                                         1,170               50,111
UnumProvident Corp.                                   1,160               19,917
W.R. Berkley Corp.                                    1,450               69,165
XL Capital, Ltd.                                        530               39,633
Zenith National Insurance Co.                           540               25,526
                                                                       ---------
                                                                       3,108,771
                                                                       ---------
INTERNET & CATALOG RETAIL (0.1%)

Insight Enterprises, Inc. (b)                         1,380               26,702
J. Jill Group, Inc. (b)                                 610                8,821
School Specialty, Inc. (b)                              620               24,112
                                                                       ---------
                                                                          59,635
                                                                       ---------
INTERNET SOFTWARE & SERVICES (0.4%)

Altiris, Inc. (b)                                       820               26,658
Digital Insight Corp. (b)                             1,060               17,617
FileNet Corp. (b)                                     1,130               25,256
FindWhat.com (b)                                        930               14,787
J2 Global Communications, Inc. (b)                      900               29,232
McAfee, Inc. (b)                                      2,790               72,121
Napster, Inc. (b)                                     1,240               10,726
Retek, Inc. (b)                                       1,870               11,744
Webex Communications, Inc. (b)                        1,650               33,165
Websense, Inc. (b)                                      660               35,442
Zix Corp. (b)                                         1,140                4,252
                                                                       ---------
                                                                         281,000
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
IT SERVICES (0.6%)

Acxiom Corp.                                      1,660                   38,313
Affiliated Computer Services, Inc. (b)              560                   30,346
Agilysys, Inc.                                      930                   15,680
Bell Microproducts, Inc. (b)                        820                    6,650
CACI International, Inc. (b)                        870                   45,371
Carreker Corp. (b)                                  810                    6,067
Ciber, Inc. (b)                                   1,910                   16,082
Cognizant Technology Solutions Corp. (b)          2,370                   89,822
Computer Sciences Corp. (b)                         790                   40,701
Electronic Data Systems Corp.                     2,060                   44,125
Keane, Inc. (b)                                   1,190                   15,553
ManTech International Corp. (b)                     960                   20,688
SunGard Data Systems, Inc. (b)                    1,230                   33,075
Titan Corp. (b)                                   1,500                   25,200
Unisys Corp. (b)                                  1,310                   10,284
                                                                         -------
                                                                         437,957
                                                                         -------
LEISURE EQUIPMENT & PRODUCTS (0.5%)

Action Performance Cos., Inc.                       640                    6,720
Arctic Cat, Inc.                                    660                   16,731
Brunswick Corp.                                     450                   20,754
Callaway Golf Co.                                 1,420                   18,900
Eastman Kodak Co.                                 1,120                   37,061
Hasbro, Inc.                                        800                   15,680
JAKKS Pacific, Inc. (b)                             800                   17,456
K2, Inc. (b)                                      1,410                   19,825
Mattel, Inc.                                      1,780                   34,621
Meade Instruments Corp. (b)                         610                    2,007
Nautilus Group, Inc.                              1,050                   21,977
Polaris Industries, Inc.                          1,230                   83,024
SCP Pool Corp.                                    1,580                   46,957
Sturm, Ruger & Co., Inc.                            930                    7,989
                                                                         -------
                                                                         349,702
                                                                         -------
MACHINERY (2.5%)

AGCO Corp. (b)                                    1,600                   32,848
Albany International Corp.                          870                   29,711
Applied Industrial Technologies, Inc.               880                   25,467
Astec Industries, Inc. (b)                          630                   10,886
Barnes Group, Inc.                                  600                   15,390
Briggs & Stratton Corp.                           1,460                   56,633
Caterpillar, Inc.                                 1,290                  114,939
Ceradyne, Inc. (b)                                  720                   24,286
CLARCOR, Inc.                                       730                   39,763
Cummins, Inc.                                       160                   12,427
Cuno, Inc. (b)                                      460                   26,418
Danaher Corp.                                     1,170                   64,210
Deere & Co.                                         940                   65,264
Dionex Corp. (b)                                    540                   31,963

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Donaldson Co., Inc.                               1,440                   44,899
Dover Corp.                                         790                   30,257
Eaton Corp.                                         600                   40,794
Esterline Technologies Corp. (b)                    700                   21,007
Flowserve Corp. (b)                                 980                   24,451
Gardner Denver, Inc. (b)                            590                   22,337
Graco, Inc.                                       1,250                   44,563
Harsco Corp.                                        740                   40,397
IDEX Corp.                                        1,460                   56,283
Illinois Tool Works, Inc.                         1,140                   99,157
Ingersoll-Rand Co.                                  690                   51,322
ITT Industries, Inc.                                320                   27,293
JLG Industries, Inc.                              1,310                   23,069
Kaydon Corp.                                        790                   24,514
Kennametal, Inc.                                    660                   32,300
Lindsay Manufacturing Co.                           320                    7,270
Manitowoc Co., Inc.                                 860                   31,304
Milacron, Inc. (b)                                1,540                    4,882
Mueller Industries, Inc.                          1,060                   33,602
Navistar International Corp. (b)                    230                    8,952
Nordson Corp.                                       610                   22,954
Oshkosh Truck Corp.                                 970                   71,188
PACCAR, Inc.                                        660                   46,636
Pall Corp.                                          480                   12,926
Parker Hannifin Corp.                               450                   29,322
Pentair, Inc.                                     1,800                   79,776
Reliance Steel & Aluminum Co.                       920                   35,300
Robbins & Myers, Inc.                               430                    9,658
SPX Corp.                                         1,280                   53,632
Stewart & Stevenson Services, Inc.                  830                   16,965
Thomas Industries, Inc.                             490                   19,105
Timken Co.                                        2,600                   66,976
Trinity Industries, Inc.                            840                   25,410
Valmont Industries, Inc.                            670                   16,234
Wabash National Corp. (b)                           850                   21,573
Watts Water Technologies, Inc.                      930                   29,807
Wolverine Tube, Inc. (b)                            550                    6,441
                                                                       ---------
                                                                       1,782,761
                                                                       ---------
MARINE (0.1%)

Alexander & Baldwin, Inc.                           700                   32,200
Kirby Corp. (b)                                     670                   29,507
Overseas Shipholding Group, Inc.                    650                   36,276
                                                                       ---------
                                                                          97,983
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
MEDIA (1.9%)

4Kids Entertainment, Inc. (b)                       570                   10,505
Advanced Marketing Services, Inc.                   510                    4,718
ADVO, Inc.                                          960                   35,309
Belo Corp.                                        2,500                   58,475
Catalina Marketing Corp.                            990                   25,443
Clear Channel Communications, Inc.                2,570                   83,345
Dow Jones & Co., Inc.                               420                   16,010
Emmis Communications Corp. (b)                    1,520                   26,706
Entercom Communications Corp. (b)                 1,160                   36,366
Gannett Co., Inc.                                 1,150                   92,045
Harte-Hanks, Inc.                                 1,680                   44,436
Interpublic Group of Cos., Inc. (b)               1,710                   22,316
Knight-Ridder, Inc.                                 380                   24,742
Lee Enterprises, Inc.                               910                   40,541
Macrovision Corp. (b)                               910                   21,230
McGraw Hill Cos., Inc.                              850                   76,925
Media General, Inc.                                 600                   38,382
Meredith Corp.                                      470                   22,574
New York Times Co.                                  750                   29,160
News Corp.                                       10,170                  172,889
Omnicom Group, Inc.                                 750                   63,668
Reader's Digest Association, Inc.                 1,810                   29,177
Scholastic Corp. (b)                                750                   25,688
Sonic Solutions (b)                                 750                   13,358
Thomas Nelson, Inc.                                 480                   10,728
Tribune Co.                                       1,560                   62,369
Univision Communications, Inc. (b)                1,560                   42,604
Washington Post Co.                                 175                  160,037
Westwood One, Inc. (b)                            2,010                   48,542
                                                                       ---------
                                                                       1,338,288
                                                                       ---------
METALS & MINING (1.2%)

A.M. Castle & Co. (b)                               560                    7,549
Alcoa, Inc.                                       3,160                   93,251
Allegheny Technologies, Inc.                        420                   10,080
Arch Coal, Inc.                                   1,120                   40,936
Brush Engineered Materials, Inc. (b)                570                    9,833
Carpenter Technology Corp.                          660                   40,432
Century Aluminum Co. (b)                            920                   22,926
Cleveland Cliffs, Inc.                              610                   39,943
Commercial Metals Co.                             1,680                   48,552
Freeport-McMoRan Copper & Gold, Inc.                730                   26,871
Massey Energy Co.                                 2,180                   82,687
Newmont Mining Corp.                              1,840                   76,526
Nucor Corp.                                         620                   34,819
Peabody Energy Corp.                              1,110                   94,072
Phelps Dodge Corp.                                  340                   32,742
Quanex Corp.                                        730                   38,486
RTI International Metals, Inc. (b)                  620                   15,128

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Ryerson Tull, Inc.                                  770                   10,218
Steel Dynamics, Inc.                                790                   29,862
Steel Technologies, Inc.                            380                   11,157
United States Steel Corp.                           430                   22,274
Worthington Industries, Inc.                      1,370                   28,058
                                                                       ---------
                                                                         816,402
                                                                       ---------
MULTI-UTILITIES (0.6%)

Aquila, Inc. (b)                                  4,780                   17,686
Avista Corp.                                      1,300                   22,971
Duke Energy Corp.                                 3,690                   98,854
Dynegy, Inc. (b)                                  1,580                    7,031
NiSource, Inc.                                    1,140                   26,106
Questar Corp.                                     1,500                   76,200
SCANA Corp.                                       1,950                   76,148
Vectren Corp.                                     1,320                   36,445
Westar Energy, Inc.                               1,470                   34,251
Williams Cos., Inc.                               2,060                   34,629
                                                                       ---------
                                                                         430,321
                                                                       ---------
MULTILINE RETAIL (2.3%)

99 Cents Only Stores (b)                          1,170                   17,550
Big Lots, Inc. (b)                                  350                    3,941
BJ's Wholesale Club, Inc. (b)                     1,190                   34,046
Burlington Coat Factory Warehouse Corp.           1,220                   31,488
Costco Wholesale Corp.                            1,700                   80,359
Dillard's, Inc.                                     310                    8,134
Dollar General Corp.                              1,210                   24,454
Dollar Tree Stores, Inc. (b)                      1,910                   52,009
Family Dollar Stores, Inc.                          560                   18,732
Federated Department Stores, Inc.                   600                   34,080
Fred's, Inc.                                      1,080                   17,788
J.C. Penney Co., Inc.                             1,040                   44,429
Kohl's Corp. (b)                                  1,220                   57,352
May Department Stores Co.                           990                   33,561
Nieman Marcus Group, Inc.                           820                   54,858
Nordstrom, Inc.                                     530                   25,573
Saks, Inc.                                        2,340                   33,298
Sears, Roebuck & Co.                                750                   37,688
ShopKo Stores, Inc. (b)                             780                   14,063
Stein Mart, Inc. (b)                              1,240                   24,465
Target Corp.                                      3,210                  162,972
Wal-Mart Stores, Inc.                            14,890                  780,236
                                                                       ---------
                                                                       1,591,076
                                                                       ---------
OFFICE ELECTRONICS (0.2%)

Xerox Corp. (b)                                   3,600                   57,168
Zebra Technologies Corp. (b)                      1,250                   63,663
                                                                       ---------
                                                                         120,831
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
OIL, GAS & CONSUMABLE FUELS (4.6%)

Amerada Hess Corp.                                  310                   26,862
Anadarko Petroleum Corp.                            850                   56,279
Apache Corp.                                      1,110                   60,406
Ashland, Inc.                                       280                   17,186
Burlington Resources, Inc.                        1,380                   60,320
Cabot Oil & Gas Corp.                               880                   41,430
ChevronTexaco Corp.                               7,610                  413,983
Cimarex Energy Co. (b)                            1,090                   39,513
ConocoPhillips                                    2,500                  231,974
Devon Energy Corp.                                1,700                   69,139
EOG Resources, Inc.                                 390                   28,958
Equitable Resources, Inc.                         1,040                   59,322
Exxon Mobil Corp.                                22,580                1,165,127
Forest Oil Corp. (b)                                920                   30,995
Frontier Oil Corp.                                  800                   22,376
Kerr-McGee Corp.                                    520                   32,110
Marathon Oil Corp.                                1,240                   48,025
Murphy Oil Corp.                                  1,560                  139,277
Newfield Exploration Co. (b)                      1,000                   61,200
Noble Corp. (b)                                     490                   26,142
Occidental Petroleum Corp.                        1,360                   79,397
 Patina Oil & Gas Corp.                           1,980                   72,626
Petroleum Development Corp. (b)                     470                   18,095
Pioneer Natural Resources Co.                     2,370                   90,984
Plains Exploration & Production Co. (b)           1,260                   36,263
Pogo Producing Co.                                  990                   42,105
Remington Oil & Gas Corp. (b)                       730                   21,353
Spinnaker Exploration Co. (b)                       910                   29,839
St. Mary Land & Exploration Co.                     730                   31,397
Stone Energy Corp. (b)                              660                   28,248
Sunoco, Inc.                                        270                   23,622
Swift Energy Co. (b)                                760                   23,005
Unocal Corp.                                        820                   39,007
Valero Energy Corp.                                 970                   50,469
Vintage Petroleum, Inc.                           1,810                   43,820
Western Gas Resources, Inc.                       1,260                   38,367
XTO Energy, Inc.                                    950                   34,115
                                                                       ---------
                                                                       3,333,336
                                                                       ---------
PAPER & FOREST PRODUCTS (0.6%)

Bowater, Inc.                                     1,010                   38,380
Buckeye Technologies, Inc. (b)                    1,110                   14,275
Chesapeake Corp.                                    550                   13,349
Deltic Timber Corp.                                 360                   14,612
Georgia-Pacific Corp.                             1,000                   32,100
International Paper Co.                           1,870                   73,210
Louisiana-Pacific Corp.                             440                   11,264
MeadWestvaco Corp.                                  900                   26,001
Neenah Paper, Inc. (b)                              430                   13,713

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Pope & Talbot, Inc.                                 510                    7,716
Potlatch Corp.                                      550                   25,311
Rayonier, Inc.                                      830                   36,935
Wausau-Mosinee Paper Corp.                        1,480                   21,934
Weyerhaeuser Co.                                    950                   59,280
                                                                       ---------
                                                                         388,080
                                                                       ---------
PERSONAL PRODUCTS (0.5%)

Alberto-Culver Co.                                  390                   21,158
Avon Products, Inc.                               1,800                   75,996
Gillette Co.                                      3,760                  190,707
Natures Sunshine Products, Inc.                     550                   11,028
NBTY, Inc. (b)                                    1,880                   51,474
                                                                       ---------
                                                                         350,363
                                                                       ---------
PHARMACEUTICALS (4.3%)

Abbott Laboratories                               5,660                  254,812
Allergan, Inc.                                      530                   40,254
Alpharma, Inc.                                    1,520                   22,876
Bradley Pharmaceuticals, Inc. (b)                   530                    7,627
Bristol-Myers Squibb Co.                          7,150                  167,596
Eli Lilly & Co.                                   4,070                  220,757
Forest Laboratories, Inc. (b)                     1,350                   56,066
Hospira, Inc. (b)                                   620                   17,912
IVAX Corp. (b)                                    4,320                   64,930
Johnson & Johnson                                10,600                  685,819
King Pharmaceuticals, Inc. (b)                      940                    9,879
Medco Health Solutions, Inc. (b)                  1,000                   42,570
Medicis Pharmaceutical Corp.                      1,580                   57,038
Merck & Co., Inc.                                 7,790                  218,510
MGI Pharma, Inc. (b)                              2,090                   47,422
Mylan Laboratories, Inc.                          1,010                   16,796
Par Pharmaceutical Cos., Inc. (b)                   600                   22,740
Perrigo Co.                                       1,280                   21,952
Pfizer, Inc.                                     26,360                  636,857
Schering-Plough Corp.                             5,350                   99,296
Sepracor, Inc. (b)                                1,810                  103,496
SFBC International, Inc. (b)                        450                   17,645
Valeant Pharmaceuticals International             1,500                   37,455
Watson Pharmaceuticals, Inc. (b)                    430                   12,827
Wyeth                                             4,810                  190,620
                                                                       ---------
                                                                       3,073,752
                                                                       ---------
REAL ESTATE (1.7%)

AMB Property Corp.                                1,470                   54,728
Apartment Investment & Management Co.               500                   17,950
Archstone-Smith Trust                               880                   30,184
Capital Automotive REIT                           1,160                   37,897
Colonial Properties Trust                           680                   24,684
Commercial Net Lease Realty                       1,340                   25,125

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
CRT Properties, Inc.                                900                   20,664
Developers Diversified Realty Corp.               1,920                   76,320
Entertainment Properties Trust                      700                   29,477
Equity Office Properties Trust                    1,640                   45,887
Equity Residential                                1,200                   37,848
Essex Property Trust, Inc.                          600                   43,170
Gables Residential Trust                            750                   25,095
Glenborough Realty Trust, Inc.                      990                   19,067
Highwood Properties, Inc.                           930                   22,785
Hospitality Properties Trust                      1,120                   47,768
Kilroy Realty Corp.                                 760                   29,701
Lexington Corp. Properties Trust                  1,310                   28,034
Liberty Property Trust                            1,450                   56,623
Mack-Cali Realty Corp.                            1,010                   42,400
New Century Financial Corp.                       1,500                   89,835
New Plan Excel Realty Trust                       1,740                   43,970
Parkway Properties, Inc.                            360                   16,740
Plum Creek Timber Co., Inc.                         760                   27,147
ProLogis                                            780                   29,749
Shurgard Storage Centers, Inc.                    1,330                   54,397
Simon Property Group, Inc.                          930                   55,149
Sovran Self Storage, Inc.                           420                   16,716
United Dominion Realty Trust, Inc.                2,410                   53,550
Weingarten Realty Investors                       1,570                   56,128
                                                                       ---------
                                                                       1,158,788
                                                                       ---------
ROAD & RAIL (1.1%)

Arkansas Best Corp.                                 680                   27,316
Burlington Northern Santa Fe Corp.                1,520                   73,234
C.H. Robinson Worldwide, Inc.                     1,480                   76,219
CSX Corp.                                           850                   33,975
Forward Air Corp. (b)                               610                   25,995
GATX Corp.                                          820                   24,420
Heartland Express, Inc.                           2,110                   44,816
J.B. Hunt Transport Services, Inc.                1,420                   62,650
Kansas City Southern (b)                          1,820                   31,777
Knight Transportation, Inc.                       1,610                   39,606
Landstar System, Inc. (b)                         1,730                   60,169
Norfolk Southern Corp.                            1,530                   53,428
Swift Transportation Co., Inc. (b)                1,220                   27,206
Union Pacific Corp.                               1,010                   60,196
USF Corp.                                           730                   24,061
Werner Enterprises, Inc.                          1,310                   27,929
Yellow Roadway Corp. (b)                          1,340                   75,871
                                                                       ---------
                                                                         768,868
                                                                       ---------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)

Actel Corp. (b)                                     690                   11,668
Adaptec, Inc. (b)                                 3,220                   19,320
Advanced Energy Industries, Inc. (b)                850                    6,078
Advanced Micro Devices, Inc. (b)                  1,440                   22,752
Alliance Semiconductor Corp. (b)                  1,010                    3,030
Altera Corp. (b)                                  1,330                   25,536
Analog Devices, Inc.                              1,340                   48,093
Applied Materials, Inc. (b)                       6,020                   95,718
Applied Micro Circuits Corp. (b)                  1,240                    4,104
Atmel Corp. (b)                                   8,110                   24,817
Atmi, Inc. (b)                                      860                   19,548
Axcelis Technologies, Inc. (b)                    2,700                   20,169
Brooks Automation, Inc. (b)                       1,270                   19,418
Cabot Microelectronics Corp. (b)                    410                   12,476
Cohu, Inc.                                          590                    9,953
Credence Systems Corp. (b)                        1,650                   13,200
Cree, Inc. (b)                                    1,280                   30,758
Cymer, Inc. (b)                                   1,020                   27,050
Cypress Semiconductor Corp. (b)                   2,100                   23,940
Dupont Photomasks, Inc. (b)                         540                   14,348
ESS Technology, Inc. (b)                          1,090                    6,595
Fairchild Semiconductor International,Inc.(b)     1,990                   28,397
FEI Co. (b)                                         960                   19,354
Freescale Semiconductor, Inc., Class B (b)        1,384                   24,178
Helix Technology Corp.                              720                   10,562
Integrated Circuit Systems, Inc. (b)              1,170                   22,230
Integrated Device Technology, Inc. (b)            1,780                   20,897
Intel Corp.                                      22,110                  496,370
International Rectifier Corp. (b)                 1,120                   43,848
KLA-Tencor Corp. (b)                                670                   30,988
Kulicke & Soffa Industries, Inc. (b)              1,420                    9,471
Lam Research Corp. (b)                            2,300                   61,548
Lattice Semiconductor Corp. (b)                   1,950                    8,756
Linear Technology Corp.                           1,110                   41,891
LSI Logic Corp. (b)                               1,420                    8,676
LTX Corp. (b)                                     1,140                    6,623
Maxim Integrated Products, Inc.                   1,180                   46,032
Micrel, Inc. (b)                                  1,460                   12,614
Microchip Technology, Inc.                        3,470                   90,394
Micron Technology, Inc. (b)                       2,200                   22,902
Microsemi Corp. (b)                               1,720                   26,540
MPS Group, Inc. (b)                               1,780                   20,096
National Semiconductor Corp.                      1,280                   21,670
Novellus Systems, Inc. (b)                          490                   12,814
Pericom Semiconductor Corp. (b)                     770                    6,460
Photronics, Inc. (b)                                890                   13,350
PMC-Sierra, Inc. (b)                                640                    6,579
Power Integrations, Inc. (b)                        810                   14,823

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Qlogic Corp. (b)                                    360                   13,781
RF Micro Devices, Inc. (b)                        3,190                   17,449
Rudolph Technologies, Inc. (b)                      480                    7,560
Semtech Corp. (b)                                 1,240                   22,791
Silicon Laboratories, Inc. (b)                      880                   30,008
Skyworks Solutions, Inc. (b)                      4,380                   33,244
Standard Microsystems Corp. (b)                     490                    7,767
Supertex, Inc. (b)                                  330                    6,300
Teradyne, Inc. (b)                                  660                    9,260
Texas Instruments, Inc.                           6,110                  141,813
TriQuint Semiconductor, Inc. (b)                  2,370                    8,011
Ultratech, Inc. (b)                                 680                   10,071
Varian Semiconductor Equipment
Associates, Inc. (b)                                980                   33,594
Xilinx, Inc.                                      1,240                   36,196
                                                                       ---------
                                                                       1,964,479
                                                                       ---------
SOFTWARE (4.0%)

Activision, Inc. (b)                              2,510                   56,725
Adobe Systems, Inc.                                 920                   52,348
Advent Software, Inc. (b)                           680                   13,090
ANSYS, Inc. (b)                                     970                   31,331
Ascential Software Corp. (b)                      1,070                   15,312
Autodesk, Inc.                                      940                   27,608
BMC Software, Inc. (b)                              900                   15,147
Cadence Design Systems, Inc. (b)                  4,710                   62,783
Captaris, Inc. (b)                                1,110                    5,450
Cerner Corp. (b)                                  1,100                   54,724
Citrix Systems, Inc. (b)                            680                   14,586
Cognex Corp.                                      1,290                   33,682
Computer Associates International, Inc.           2,230                   60,633
Compuware Corp. (b)                               1,610                   11,109
Concord Communications, Inc. (b)                    610                    6,295
Dendrite International, Inc. (b)                  1,240                   22,432
Electronic Arts, Inc. (b)                         1,120                   72,060
EPIQ Systems, Inc. (b)                              580                    8,474
Fair Issac Corp.                                  1,320                   45,606
Gartner, Inc. (b)                                 2,140                   24,182
Gerber Scientific, Inc. (b)                         650                    4,693
Hyperion Solutions Corp. (b)                      1,100                   52,844
Inter-Tel, Inc.                                     740                   19,603
Internet Security Systems, Inc. (b)               1,610                   35,984
Intuit, Inc. (b)                                    720                   28,080
Jack Henry & Associates, Inc.                     1,720                   35,759
JDA Software Group, Inc. (b)                        940                   11,299
Kronos, Inc. (b)                                    910                   48,931
Macromedia, Inc. (b)                              1,530                   52,387
Manhattan Associates, Inc. (b)                      900                   19,755
MapInfo Corp. (b)                                   730                    9,388

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Mentor Graphics Corp. (b)                         1,430                   19,920
Mercury Interactive Corp. (b)                       340                   14,882
MICROS Systems, Inc. (b)                            540                   37,746
Microsoft Corp.                                  38,200                1,003,895
MRO Software, Inc. (b)                              790                   10,120
National Instruments Corp.                        1,390                   38,003
Novell, Inc. (b)                                  1,500                    8,655
Oracle Corp. (b)                                 18,180                  250,338
Parametric Technology Corp. (b)                   1,230                    7,011
Phoenix Technologies, Ltd. (b)                      840                    6,796
Progress Software Corp. (b)                       1,090                   23,479
Radiant Systems, Inc. (b)                           890                    5,340
RadiSys Corp. (b)                                   590                   10,296
Reynolds & Reynolds Co.                           1,160                   31,633
RSA Security, Inc. (b)                            1,370                   24,126
SERENA Software, Inc. (b)                         1,300                   27,950
Siebel Systems, Inc. (b)                          1,980                   17,246
SPSS, Inc. (b)                                      570                    9,092
Sybase, Inc. (b)                                  1,710                   33,294
Symantec Corp. (b)                                2,310                   53,938
Synopsys, Inc. (b)                                2,640                   44,880
Take-Two Interactive Software, Inc. (b)           1,320                   46,530
TALX Corp.                                          450                   15,791
THQ, Inc. (b)                                     1,210                   26,923
Transaction Systems Architects, Inc. (b)            680                   14,443
VERITAS Software Corp. (b)                        1,530                   39,352
Verity, Inc. (b)                                  1,710                   20,640
Wind River Systems, Inc. (b)                      1,540                   19,327
                                                                       ---------
                                                                       2,813,946
                                                                       ---------
SPECIALTY RETAIL (4.1%)

Aaron Rents, Inc.                                 1,440                   30,586
Abercrombie & Fitch Co.                           1,480                   74,178
Advance Auto Parts, Inc. (b)                      1,260                   54,306
Aeropostale, Inc. (b)                               970                   26,956
American Eagle Outfitters, Inc.                   1,270                   64,516
AnnTaylor Stores Corp. (b)                        1,190                   25,573
AutoNation, Inc. (b)                                930                   17,707
AutoZone, Inc. (b)                                  290                   25,883
Barnes & Noble, Inc. (b)                          1,210                   39,567
Bed Bath & Beyond, Inc. (b)                       1,100                   44,319
Best Buy Co., Inc.                                1,180                   63,472
Borders Group, Inc.                               1,270                   33,338
Building Materials Holding Corp.                    420                   15,511
Cato Corp.                                          590                   17,936
CDW Corp.                                         1,430                   83,654
Chico's FAS, Inc. (b)                             1,520                   80,074
Children's Place Retail Stores, Inc. (b)            770                   29,214
Christopher & Banks Corp.                         1,020                   18,125

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Circuit City Stores, Inc.                           780                   11,170
Claire's Stores, Inc.                             1,670                   34,452
Copart, Inc. (b)                                  1,560                   35,849
Cost Plus, Inc. (b)                                 590                   15,476
Dress Barn, Inc. (b)                                830                   15,886
Electronics Boutique Holdings Corp. (b)             700                   24,563
Foot Locker, Inc.                                 2,670                   71,876
GameStop Corp. (b)                                1,429                   27,723
Gap, Inc.                                         3,110                   68,451
Genesco, Inc. (b)                                   660                   19,100
Goody's Family Clothing, Inc.                       940                    8,751
Group 1 Automotive, Inc. (b)                        610                   17,855
Guitar Center, Inc. (b)                             700                   40,075
Gymboree Corp. (b)                                  860                   11,077
Hancock Fabrics, Inc.                               570                    5,119
Haverty Furniture Cos., Inc.                        620                   11,098
Hibbet Sporting Goods, Inc. (b)                     680                   17,544
Home Depot, Inc.                                  7,780                  321,002
Hot Topic, Inc. (b)                               1,300                   25,194
Hughes Supply, Inc.                               1,880                   57,114
Jo-Ann Stores, Inc. (b)                             640                   17,542
Lawson Products, Inc.                               290                   14,459
Limited Brands                                    1,500                   35,550
Linens 'n Things, Inc. (b)                        1,250                   32,375
Lowe's Cos., Inc.                                 2,790                  159,001
Men's Wearhouse, Inc. (b)                         1,000                   33,270
Michaels Stores, Inc.                             2,340                   71,955
Movie Gallery, Inc.                                 850                   17,808
O'Reilly Automotive, Inc. (b)                       940                   42,986
Office Depot, Inc. (b)                            1,140                   19,711
OfficeMax, Inc.                                     350                   10,329
Pacific Sunwear of California, Inc. (b)           1,270                   31,102
Payless ShoeSource, Inc. (b)                      1,140                   13,463
Pep Boys - Manny, Moe & Jack, Inc.                1,610                   27,724
PETsMart, Inc.                                    2,530                   76,482
Pier 1 Imports, Inc.                              1,470                   26,034
RadioShack Corp.                                    570                   18,878
Regis Corp.                                         750                   29,925
Rent-A-Center, Inc. (b)                           1,240                   30,368
Ross Stores, Inc.                                 2,520                   72,122
Select Comfort Corp. (b)                          1,040                   20,353
Sherwin-Williams Co.                                500                   21,600
Sonic Automotive, Inc.                            1,130                   26,397
Stage Stores, Inc. (b)                              520                   20,556
Staples, Inc.                                     1,880                   61,551
TBC Corp. (b)                                       620                   15,835
Tiffany & Co.                                       520                   16,344
TJX Cos., Inc.                                    1,790                   44,822
Too, Inc. (b)                                       980                   26,617

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
Toys "R" Us, Inc. (b)                               860                   18,447
Tractor Supply Co. (b)                            1,080                   38,664
United Rentals, Inc. (b)                          1,350                   22,964
Urban Outfitters, Inc. (b)                        1,430                   60,160
Williams-Sonoma, Inc. (b)                         1,990                   68,854
Zale Corp. (b)                                    1,440                   38,246
                                                                       ---------
                                                                       2,866,784
                                                                       ---------
TEXTILES, APPAREL & LUXURY GOODS (0.8%)

Ashworth, Inc. (b)                                  430                    4,846
Brown Shoe Company, Inc.                            490                   14,190
Coach, Inc. (b)                                     750                   42,075
Fossil, Inc. (b)                                  2,050                   57,195
Haggar Corp.                                        220                    4,838
Jones Apparel Group, Inc.                           450                   15,134
K-Swiss, Inc.                                       970                   29,343
Kellwood Co.                                        740                   21,416
Liz Claiborne, Inc.                                 410                   17,195
NIKE, Inc.                                        1,010                   87,495
OshKosh B'Gosh, Inc.                                300                    5,835
Oxford Industries, Inc.                             480                   17,846
Phillips-Van Heusen Corp.                           900                   24,489
Quiksilver, Inc. (b)                              1,640                   48,987
Reebok International, Ltd.                          230                   10,242
Russell Corp.                                       850                   15,300
Stride Rite Corp.                                   950                   11,628
Timberland Co. (b)                                  590                   38,787
V.F. Corp.                                          420                   22,323
Wellman, Inc.                                       940                    9,870
Wolverine World Wide, Inc.                        1,090                   34,259
                                                                       ---------
                                                                         533,293
                                                                       ---------
THRIFTS & MORTGAGE FINANCE (1.1%)

Anchor BanCorp of Wisconsin, Inc.                   500                   13,500
Astoria Financial Corp.                           1,150                   43,286
BankAtlantic Bancorp, Inc.                        1,730                   33,251
BankUnited Financial Corp. (b)                      760                   22,177
Brookline Bancorp, Inc.                           1,560                   24,944
Commercial Federal Corp.                            880                   24,710
Dime Community Bancshares, Inc.                     830                   13,654
Downey Financial Corp.                              670                   42,746
FirstFed Financial Corp. (b)                        400                   21,280
Flagstar Bancorp, Inc.                            1,510                   31,740
Golden West Financial Corp.                       1,110                   71,728
Independence Community Bank Corp.                 1,330                   52,269
IndyMac Bancorp., Inc.                            1,040                   38,438

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                          VALUE
                                                      SHARES                $
                                                      ------                -
MAF Bancorp, Inc.                                   780                   34,445
New York Community Bancorp, Inc.                  4,450                   79,344
Sovereign Bancorp, Inc.                           2,148                   48,850
Washington Federal, Inc.                          1,000                   26,050
Washington Mutual, Inc.                           3,140                  126,699
                                                                      ----------
                                                                         749,111
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)

Fastenal Co.                                      1,300                   78,169
Genuine Parts Co.                                   700                   29,631
W.W. Grainger, Inc.                                 380                   23,260
                                                                      ----------
                                                                         131,060
                                                                      ----------
WATER UTILITIES (0.1%)

American States Water Co.                           460                   11,937
Aqua America, Inc.                                1,660                   39,890
                                                                      ----------
                                                                          51,827
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)

Boston Communications Group, Inc. (b)               880                    6,802
Nextel Communications, Inc. (b)                   4,130                  118,490
Telephone & Data Systems, Inc.                    1,050                   86,436
                                                                      ----------
                                                                         211,728
                                                                      ----------
TOTAL COMMON STOCKS                                                   69,945,189
                                                                      ----------

SHORT-TERM INVESTMENTS (0.1%)

SSgA U.S. Government Money Market
Fund, 2.20% (c)                                  51,032                   51,032
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS                                              51,032
                                                                     -----------

TOTAL INVESTMENTS (COST $66,207,798) (a) -- 99.7%                    $69,996,221
                                                                     ===========

--------------
Percentages indicated are based on net assets as of January 31, 2005.

(a) Cost for federal income tax purposes is $ 66,241,126. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

     Unrealized appreciation                 $     5,069,498
     Unrealized depreciation                      (1,314,403)
                                             ---------------
     Net unrealized appreciation             $     3,755,095
                                             ===============

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of January 31, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

Percentages are based on total investments as of January 31, 2005.

INDUSTRY DIVERSIFICATION                       PERCENT
------------------------                       -------
Aerospace & Defense                              1.6%
Air Freight & Logistics                          0.9%
Airlines                                         0.2%
Auto Components                                  0.5%
Automobiles                                      0.5%
Beverages                                        1.2%
Biotechnology                                    1.3%
Building Products                                0.5%
Capital Markets                                  2.3%
Chemicals                                        2.0%
Commercial Banks                                 4.3%
Commercial Services & Supplies                   3.7%
Communications Equipment                         2.1%
Computers & Peripherals                          2.7%
Construction & Engineering                       0.3%
Construction Materials                           0.3%
Consumer Finance                                 1.6%
Containers & Packaging                           0.4%
Distributors                                     0.1%
Diversified Financial Services                   3.8%
Diversified Telecommunication Services           1.8%
Electric Utilities                               2.9%
Electrical Equipment                             1.0%
Electronic Equipment & Instruments               1.8%
Energy Equipment & Services                      2.3%
Food & Staples Retailing                         1.1%
Food Products                                    1.8%
Gas Utilities                                    1.1%
Health Care Equipment & Supplies                 3.4%
Health Care Providers & Services                 3.0%
Hotels, Restaurants & Leisure                    1.8%
Household Durables                               2.4%
Household Products                               1.2%
Industrial Conglomerates                         3.0%
Insurance                                        4.3%
Internet & Catalog Retail                        0.1%
Internet Software & Services                     0.4%
IT Services                                      0.6%
Leisure Equipment & Products                     0.5%
Machinery                                        2.5%
Marine                                           0.1%
Media                                            1.9%
Metals & Mining                                  1.2%
Multi-Utilities                                  0.6%
Multiline Retail                                 2.3%
Office Electronics                               0.2%
Oil, Gas & Consumable Fuels                      4.7%
Paper & Forest Products                          0.6%
Personal Products                                0.5%
Pharmaceuticals                                  4.3%
Real Estate                                      1.7%
Road & Rail                                      1.1%
Semiconductors & Semiconductor Equipment         2.8%
Short-Term Investments                           0.1%
Software                                         4.0%
Specialty Retail                                 4.1%
Textiles, Apparel & Luxury Goods                 0.8%
Thrifts & Mortgage Finance                       1.1%

Trading Companies & Distributors                 0.2%
Water Utilities                                  0.1%
Wireless Telecommunication Services              0.3%
                                               ------
Total Investments                              100.0%
                                               ======

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                         SHARES
                                                           OR
                                                        PRINCIPAL          VALUE
                                                         AMOUNT              $
                                                         ------              -
CORPORATE BONDS (27.6%)

AUTO MANUFACTURERS (0.7%)

DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09          500,000           553,959
                                                                         ---------
BANKS (3.1%)

Bank of America Corp., 4.875%, 9/15/12                   500,000           513,498
Bank One Capital III, 8.75%, 9/1/30                      500,000           696,289
Bank One Corp., 5.90%, 11/15/11                          350,000           376,291
Bank One Corp., 5.25%, 1/30/13                           500,000           516,780
Wells Fargo & Co., 4.95%, 10/16/13                       500,000           509,694
                                                                         ---------
                                                                         2,612,552
                                                                         ---------
BROKERAGE SERVICES (2.4%)

Bear Stearns Co., Inc., 4.50%, 10/28/10                  500,000           503,864
Citigroup, Inc., 4.875%, 5/7/15                          500,000           499,431
Goldman Sachs Group, Inc., 4.75%, 7/15/13                500,000           498,334
Lehman Brothers Holdings, Inc., 7.00%, 11/1/14           500,000           490,060
                                                                         ---------
                                                                         1,991,689
                                                                         ---------
COMPUTERS (0.6%)

Hewlett-Packard Co., 5.75%, 12/15/06                     500,000           517,968
                                                                         ---------
CONSUMER STAPLES (0.6%)

Safeway, Inc., 4.95%, 8/16/10                            500,000           507,332
                                                                         ---------
COSMETICS/TOILETRIES (0.6%)

Procter & Gamble Co., 4.95%, 8/15/14                     500,000           513,167
                                                                         ---------
FINANCIAL SERVICES (4.2%)

Boeing Capital Corp., 5.80%, 1/15/13                     500,000           541,155
Countrywide Home Loan, Inc., 4.00%, 3/22/11              500,000           484,636
General Motors Acceptance Corp., 5.625%, 5/15/09         500,000           488,846
Household Finance Corp., 4.75%, 5/15/09                  500,000           511,104
International Lease Finance Corp., 4.75%, 1/13/12        500,000           502,003
SLM Corp., 4.39%, 3/2/09 (b)                             500,000           496,870
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100        500,000           486,628
                                                                         ---------
                                                                         3,511,242
                                                                         ---------
FORESTRY (0.6%)

Weyerhaeuser Co., 5.95%, 11/1/08                         500,000           531,225
                                                                         ---------
INSURANCE (1.3%)

Allstate Corp., 5.00%, 8/15/14                           500,000           509,087
GE Global Insurance Holding Corp., 6.45%, 3/1/19         500,000           529,728
                                                                         ---------
                                                                         1,038,815
                                                                         ---------
OIL & GAS - INTEGRATED (0.7%)

Phillips Petroleum Co., 6.65%, 7/15/18                   500,000           580,061
                                                                         ---------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                         SHARES
                                                           OR
                                                        PRINCIPAL          VALUE
                                                         AMOUNT              $
                                                         ------              -
PHARMACEUTICALS (0.7%)

Eli Lilly & Co., 6.00%, 3/15/12                          500,000           549,657
                                                                        ----------
RETAIL (0.6%)

AutoZone, Inc., 4.75%, 11/15/10                          500,000           486,968
                                                                        ----------
SEMICONDUCTORS (0.7%)

Applied Materials, Inc., 7.125%, 10/15/17                500,000           590,178
                                                                        ----------
TRANSPORTATION (0.6%)

Union Pacific Corp., 3.625%, 6/1/10                      500,000           480,149
                                                                        ----------
UTILITIES-ELECTRIC & GAS (1.3%)

Duke Energy Corp., 6.25%, 1/15/12                        500,000           548,151
Pepco Holdings, Inc., 5.50%, 8/15/07                     500,000           518,636
                                                                        ----------
                                                                         1,066,787
                                                                        ----------
UTILITIES-TELECOMMUNICATIONS (1.9%)

BellSouth Corp., 6.00%, 11/15/34                         500,000           516,289
GTE California, Inc., 6.70%, 9/1/09                      500,000           542,962
Verizon New England, Inc., 4.75%, 10/1/13                500,000           488,727
                                                                        ----------
                                                                         1,547,978
                                                                        ----------
MORTGAGE BACKED SECURITIES-FINANCIAL SERVICES (7.0%)

Bear Stearns Adjustable Rate Mortgage
  Trust, 5.20%, 2/25/35 (b)                            1,998,803         2,033,091
GMAC Mortgage Corp. Loan Trust,
  5.27%, 8/19/34 (b)                                   1,827,992         1,837,132
Wells Fargo Mortgage Backed
  Securities, 4.46%, 10/25/33 (b)                      1,986,959         1,934,666
                                                                        ----------
                                                                         5,804,889
                                                                        ----------
TOTAL CORPORATE BONDS                                                   22,884,616
                                                                        ----------
U.S. GOVERNMENT AGENCIES (17.0%)

FEDERAL HOME LOAN BANK (8.5%)

3.50%, 8/15/06 - 5/15/07                               2,000,000         2,001,121
3.15%, 1/29/07, Callable 4/29/05 @ 100                 1,000,000           993,697
4.25%, 5/15/09                                         1,000,000         1,012,024
3.00%, 7/15/11, Callable 4/15/05 @ 100                 1,000,000           969,696
5.75%, 8/15/11                                         2,000,000         2,166,790
                                                                        ----------
                                                                         7,143,328
                                                                        ----------
FEDERAL HOME LOAN MORTGAGE CORP. (3.7%)

4.25%, 7/15/09 - 10/28/10                              3,000,000         3,034,972
                                                                        ----------
FEDERAL NATIONAL MORTGAGE ASSOC. (4.8%)

4.33%, 2/17/09 (b)                                     1,000,000           999,840
4.625%, 10/15/14                                       1,000,000         1,011,865
4.50%, 5/28/15, Callable 5/28/05 @ 100                 2,000,000         1,956,456
                                                                        ----------
                                                                         3,968,161
                                                                        ----------
TOTAL U.S. GOVERNMENT AGENCIES                                          14,146,461
                                                                        ----------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                         SHARES
                                                           OR
                                                        PRINCIPAL          VALUE
                                                         AMOUNT              $
                                                         ------              -
U.S. GOVERNMENT AGENCY MORTGAGE BACKED
  OBLIGATIONS (25.4%)

FEDERAL HOME LOAN MORTGAGE CORP. (3.4%)
6.00%, 9/1/34                                          2,731,233         2,821,936
                                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (22.0%)

4.50%, 7/1/18 - 6/1/19                                 3,076,402         3,073,839
5.00%, 10/1/24 - 1/1/35                                8,269,382         8,268,507
4.43%, 7/1/34                                          1,879,089         1,924,953
4.60%, 7/1/34                                          2,973,406         2,999,641
5.50%, 12/1/34                                         1,986,510         2,024,290
                                                                       -----------
                                                                        18,291,230
                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED                            21,113,166
OBLIGATIONS                                                            -----------

U.S. TREASURY OBLIGATIONS (27.9%)

2.50%, 9/30/06                                         5,300,000         5,240,168
3.125%, 4/15/09                                        2,500,000         2,453,418
4.00%, 6/15/09                                         4,000,000         4,059,532
3.375%, 10/15/09                                       6,300,000         6,217,312
4.25%, 11/15/13                                        5,050,000         5,105,631
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS                                         23,076,061
                                                                       -----------
SHORT-TERM INVESTMENTS (1.3%)

SSgA U.S. Government Money Market
  Fund, 2.20% (b)                                      1,083,426         1,083,426
                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS                                             1,083,426
                                                                       -----------
TOTAL INVESTMENTS (COST $82,653,869) (a) -- 99.2%                      $82,303,730
                                                                       ===========

____________
Percentages indicated are based on net assets as of January 31, 2005.

(a) Cost for federal income tax purposes is $ 82,686,289. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

     Unrealized appreciation                 $ 111,176
     Unrealized depreciation                 $(493,735)
                                             ---------
     Net unrealized depreciation             $(382,559)
                                             =========

(b) Variable rate security; rate shown represents the rate as of January 31, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

Percentages are based on total investments as of January 31, 2005.

INDUSTRY DIVERSIFICATION                          PERCENT
------------------------                          -------
Auto Manufacturers                                   0.7%
Banks                                                3.2%
Brokerage Services                                   2.4%
Computers                                            0.6%
Consumer Staples                                     0.6%
Cosmetics/Toiletries                                 0.6%
Federal Home Loan Bank                               8.7%
Federal Home Loan Mortgage Corp.                     7.1%
Federal National Mortgage Assoc.                    27.0%
Financial Services                                   4.3%
Forestry                                             0.6%
Insurance                                            1.3%
Mortgage Backed Securities - Financial Services      7.1%
Oil & Gas - Integrated                               0.7%
Pharmaceuticals                                      0.7%
Retail                                               0.6%
Semiconductors                                       0.7%
Short Term Investments                               1.3%
Transportation                                       0.6%
U.S. Treasury Obligations                           28.0%
Utilities - Electric & Gas                           1.3%
Utilities - Telecommunications                       1.9%
                                                   ------
Total Investments                                  100.0%
                                                   ======

NOTES TO SCHEDULE OF INVESTMENTS
Steward Funds, Inc.
January 31, 2005
(unaudited)

1. ORGANIZATION:

         The Steward Funds, Inc. (the "Company") was organized as a Maryland corporation on May 7, 2004 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Company currently consists of two diversified series: the Domestic All-Cap Equity Fund and the Select Bond Fund (individually, a "Fund," and collectively, the "Funds").

         The Company is authorized to issue an unlimited number of shares of beneficial interest of $0.001 par value. The Funds currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

2. SIGNIFICANT ACCOUNTING POLICIES:

         The preparation of the schedules of portfolio investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported. Actual results could differ from those estimates.

3. PORTFOLIO VALUATION:

         The Steward Funds, Inc.'s investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which do not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

         Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steward Funds, Inc.
             -------------------

By (Signature and Title)*/s/ Edward L. Jaroski   Edward J. Jaroski - President
                                                 & Chairman of the Board
------------------------------------------------------------------------------

Date 3/18/05
     -------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard A. Nunn              Richard A. Nunn -
                                                           Senior Vice President
--------------------------------------------------------------------------------

Date 3/18/05
     -------

By (Signature and Title)*/s/ Carla Homer            Carla Homer - Treasurer
                         --------------------------------------------------
Date 3/18/05
     -------

* Print the name and title of each signing officer under his or her signature.